Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering Costs as Percentage of Month-end Net Asset Value	0.50%